Schedule of Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Leases
2026 (remaining three months)	$ 68
Year I	99	$ 308
Year II		99
Total minimum lease payments	167	407
Less: imputed interest	(8)	(37)
Present value of future minimum lease payments	159	370
Less: current obligations under leases	(156)	(274)	$ (428)
Long-term lease obligations	$ 3	$ 96	$ 1,024